JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 102.1%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	266	18,211
Northrop Grumman Corp.	16	7,427
RTX Corp.	134	13,046
Textron, Inc.	215	20,620
TransDigm Group, Inc.	6	7,700
		67,004
Air Freight & Logistics — 1.0%
FedEx Corp.	51	14,752
United Parcel Service, Inc., Class B	220	32,741
		47,493
Automobile Components — 0.2%
Aptiv plc *	97	7,735
Automobiles — 1.0%
Tesla, Inc. *	263	46,264
Banks — 3.8%
Bank of America Corp.	1,528	57,935
Citigroup, Inc.	115	7,292
Fifth Third Bancorp	551	20,478
Truist Financial Corp.	657	25,617
US Bancorp	568	25,393
Wells Fargo & Co.	712	41,267
		177,982
Beverages — 2.0%
Coca-Cola Co. (The)	673	41,179
Monster Beverage Corp. *	136	8,075
PepsiCo, Inc.	249	43,545
		92,799
Biotechnology — 3.0%
AbbVie, Inc.	345	62,813
Biogen, Inc. *	53	11,506
BioMarin Pharmaceutical, Inc. *	25	2,218
Neurocrine Biosciences, Inc. *	34	4,619
Regeneron Pharmaceuticals, Inc. *	31	29,801
Sarepta Therapeutics, Inc. *	16	2,107
Vertex Pharmaceuticals, Inc. *	68	28,211
		141,275
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	1,168	210,662
Building Products — 1.3%
Carrier Global Corp.	180	10,475
Masco Corp.	169	13,327
Trane Technologies plc	131	39,198
		63,000

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.2%
Ameriprise Financial, Inc.	17	7,406
Blackstone, Inc.	32	4,223
Charles Schwab Corp. (The)	309	22,330
CME Group, Inc.	72	15,573
Goldman Sachs Group, Inc. (The)	41	17,103
Intercontinental Exchange, Inc.	184	25,369
State Street Corp.	174	13,426
		105,430
Chemicals — 2.1%
Dow, Inc.	390	22,572
Eastman Chemical Co.	126	12,602
Linde plc	95	44,365
LyondellBasell Industries NV, Class A	122	12,489
PPG Industries, Inc.	45	6,461
		98,489
Commercial Services & Supplies — 0.1%
Cintas Corp.	8	5,278
Communications Equipment — 0.2%
Motorola Solutions, Inc.	25	8,877
Consumer Finance — 0.2%
Capital One Financial Corp.	51	7,623
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	62	45,413
Dollar Tree, Inc. *	40	5,328
		50,741
Containers & Packaging — 0.0% ^
International Paper Co.	36	1,399
Distributors — 0.1%
LKQ Corp.	76	4,072
Electric Utilities — 2.0%
Constellation Energy Corp.	41	7,488
NextEra Energy, Inc.	472	30,181
PG&E Corp.	1,392	23,327
Southern Co. (The)	501	35,975
		96,971
Electrical Equipment — 0.8%
AMETEK, Inc.	25	4,483
Eaton Corp. plc	100	31,278
		35,761
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	138	4,540

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. *	49	7,705
TE Connectivity Ltd.	34	4,924
		17,169
Energy Equipment & Services — 0.1%
Baker Hughes Co.	193	6,471
Entertainment — 0.5%
Netflix, Inc. *	34	20,540
Warner Bros Discovery, Inc. *	244	2,130
		22,670
Financial Services — 5.2%
Berkshire Hathaway, Inc., Class B * (a)	164	68,846
Block, Inc. *	29	2,448
Corpay, Inc. *	60	18,558
Fidelity National Information Services, Inc.	70	5,203
Fiserv, Inc. *	102	16,319
Mastercard, Inc., Class A	165	79,571
Visa, Inc., Class A (a)	208	57,950
		248,895
Food Products — 0.8%
Mondelez International, Inc., Class A	574	40,197
Ground Transportation — 1.2%
CSX Corp.	259	9,609
Norfolk Southern Corp.	49	12,366
Uber Technologies, Inc. *	318	24,468
Union Pacific Corp.	52	12,828
		59,271
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	171	7,294
Becton Dickinson & Co.	31	7,633
Boston Scientific Corp. *	514	35,211
Dexcom, Inc. *	42	5,842
Intuitive Surgical, Inc. *	24	9,641
Medtronic plc	288	25,144
Stryker Corp.	69	24,576
		115,341
Health Care Providers & Services — 2.7%
Centene Corp. *	188	14,726
CVS Health Corp.	81	6,488
Elevance Health, Inc.	41	21,211
HCA Healthcare, Inc.	10	3,421
Humana, Inc.	24	8,146
McKesson Corp.	14	7,707
UnitedHealth Group, Inc. (a)	132	65,094
		126,793

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	304	13,263
Welltower, Inc.	99	9,235
		22,498
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	8	29,560
Chipotle Mexican Grill, Inc. *	10	29,751
Expedia Group, Inc. *	140	19,293
Marriott International, Inc., Class A	50	12,467
McDonald's Corp.	73	20,684
Royal Caribbean Cruises Ltd. *	116	16,091
Yum! Brands, Inc.	162	22,478
		150,324
Household Durables — 0.3%
Lennar Corp., Class A	44	7,606
Toll Brothers, Inc.	51	6,591
		14,197
Household Products — 0.6%
Church & Dwight Co., Inc.	68	7,065
Procter & Gamble Co. (The)	135	21,940
		29,005
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	225	46,107
Industrial REITs — 0.7%
Prologis, Inc.	252	32,785
Insurance — 2.1%
Chubb Ltd.	65	16,808
Globe Life, Inc.	8	949
MetLife, Inc.	193	14,262
Principal Financial Group, Inc.	21	1,846
Progressive Corp. (The)	166	34,258
Travelers Cos., Inc. (The)	137	31,603
		99,726
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A * (a)	659	99,406
Alphabet, Inc., Class C *	489	74,447
Meta Platforms, Inc., Class A (a)	274	133,335
		307,188
IT Services — 1.1%
Accenture plc, Class A	85	29,373
Cognizant Technology Solutions Corp., Class A	282	20,675
		50,048

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	120	29,922
Thermo Fisher Scientific, Inc.	55	32,186
		62,108
Machinery — 1.7%
Deere & Co.	96	39,381
Dover Corp.	45	7,893
Ingersoll Rand, Inc.	79	7,513
Otis Worldwide Corp.	272	27,037
		81,824
Media — 1.1%
Charter Communications, Inc., Class A *	45	13,011
Comcast Corp., Class A	884	38,335
Liberty Media Corp-Liberty SiriusXM, Class A *	107	3,189
		54,535
Metals & Mining — 0.2%
Nucor Corp.	40	7,884
Multi-Utilities — 0.3%
CMS Energy Corp.	207	12,518
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	75	11,867
ConocoPhillips	257	32,692
Diamondback Energy, Inc.	111	22,050
EOG Resources, Inc.	246	31,433
Exxon Mobil Corp. (a)	711	82,669
Pioneer Natural Resources Co.	26	6,817
		187,528
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	158	7,572
Personal Care Products — 0.2%
Kenvue, Inc.	548	11,751
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	611	33,121
Eli Lilly & Co.	78	60,975
Johnson & Johnson	196	31,034
Merck & Co., Inc.	236	31,171
		156,301
Professional Services — 0.3%
Leidos Holdings, Inc.	108	14,135
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	109	7,034
Sun Communities, Inc.	39	4,992
		12,026

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc. *	252	45,428
Analog Devices, Inc.	180	35,541
Broadcom, Inc.	28	37,546
Lam Research Corp.	38	37,269
Micron Technology, Inc.	204	24,086
NVIDIA Corp. (a)	298	269,632
NXP Semiconductors NV (China)	168	41,634
Qorvo, Inc. *	62	7,060
Teradyne, Inc.	27	3,010
Texas Instruments, Inc.	249	43,374
		544,580
Software — 10.7%
Adobe, Inc. *	50	25,221
Cadence Design Systems, Inc. *	30	9,346
Intuit, Inc.	53	34,378
Microsoft Corp. (a)	910	382,791
Salesforce, Inc.	63	18,936
ServiceNow, Inc. *	50	38,647
		509,319
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	117	16,919
SBA Communications Corp.	72	15,522
		32,441
Specialty Retail — 3.2%
AutoNation, Inc. *	29	4,779
AutoZone, Inc. *	12	38,239
Best Buy Co., Inc.	175	14,374
Burlington Stores, Inc. *	47	10,965
Lowe's Cos., Inc.	208	53,083
O'Reilly Automotive, Inc. *	11	12,167
TJX Cos., Inc. (The)	172	17,390
		150,997
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. (a)	1,584	271,666
Seagate Technology Holdings plc	245	22,817
Western Digital Corp. *	63	4,305
		298,788
Tobacco — 0.3%
Altria Group, Inc.	116	5,043
Philip Morris International, Inc.	120	10,995
		16,038
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	14	10,044

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	66	10,759
Total Common Stocks (Cost $3,495,846)		4,838,688
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
S&P 500 Index
4/30/2024 at USD 4,590.00 , European Style
Notional Amount: USD 4,938,038
Counterparty: Exchange-Traded * (Cost $38,879)	9,398	2,726
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $90,324)	90,324	90,324
Total Investments — 104.0% (Cost $3,625,049)		4,931,738
Liabilities in Excess of Other Assets — (4.0)%		(191,170)
NET ASSETS — 100.0%		4,740,568

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	366	06/21/2024	USD	97,104	1,403

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,398	USD 4,938,038	USD 5,115.00	4/30/2024	(168,036)
Written Put Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	9,398	USD 4,938,038	USD 3,870.00	4/30/2024	(874)
Total Written Options Contracts (Premiums Received $40,661)						(168,910)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,931,738	$—	$—	$4,931,738
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,403	$—	$—	$1,403
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(168,036)	—	—	(168,036)

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(874)	$—	$—	$(874)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(167,507)	$—	$—	$(167,507)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$87,650	$1,189,207	$1,186,533	$—	$—	$90,324	90,324	$3,433	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.